Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2024, and December 31, 2023, is as follows:

	12.31.24	12.31.23
Basic Shareholders’ Equity	6,170,810,792	1,600,079,694
(Deductible Items)	(982,150,688)	(304,644,028)
Equity Tier 1	5,188,660,104	1,295,435,666
Complementing shareholders’ Equity	51,625,000	80,848,330
Equity Tier 2	51,625,000	80,848,330
Regulatory Capital (RPC)	5,240,285,104	1,376,283,996

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.24	12.31.23
Credit Risk	1,431,086,626	288,667,341
Market Risk	71,490,398	52,837,873
Operational Risk	479,696,205	112,505,729
Minimum Capital Requirement	1,982,273,229	454,010,943
Integration	5,240,285,104	1,376,283,996
Excess	3,258,011,875	922,273,053

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.24
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	10,438,723	(10,045,913)	307,881	700,691
Euro	26,358	(15,070)	—	11,288
Canadian Dollar	1,954	(51)	—	1,903
Real	381	—	—	381
Swiss Franc	391	(408)	—	(17)
Others	2,187	(638)	—	1,549
Total	10,469,994	(10,062,080)	307,881	715,795
(*) Includes the following items: Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

	Balances as of 12.31.23
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	6,917,928	(5,342,110)	145,630	1,721,448
Euro	71,038	(13,183)	—	57,855
Canadian Dollar	1,950	(177)	—	1,773
Real	827	—	—	827
Swiss Franc	962	(707)	—	255
Others	2,305	(99)	—	2,206
Total	6,995,010	(5,356,276)	145,630	1,784,364
(*) Includes the following items:Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

		Balances as of 12.31.24		Balances as of 12.31.23
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	70,069	770,760	172,145	1,893,593
	-10%	(70,069)	630,622	(172,145)	1,549,303
Euro	10%	1,129	12,417	5,786	63,641
	-10%	(1,129)	10,159	(5,786)	52,069
Canadian Dollar	10%	190	2,093	177	1,950
	-10%	(190)	1,713	(177)	1,596
Real	10%	38	419	83	910
	-10%	(38)	343	(83)	744
Swiss Franc	10%	(2)	(19)	26	281
	-10%	2	(15)	(26)	229
Others	10%	155	1,704	221	2,427
	-10%	(155)	1,394	(221)	1,985

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.24
Total Financial Assets	10,009,670,784	2,716,635,356	2,666,588,517	1,907,132,195	10,118,218,077	27,418,244,929
Total Financial Liabilities	17,350,397,342	1,073,615,310	830,813,094	185,521,529	6,384,201,594	25,824,548,869
Net Amount	(7,340,726,558)	1,643,020,046	1,835,775,423	1,721,610,666	3,734,016,483	1,593,696,060
As of 12.31.23
Total Financial Assets	12,062,433,573	1,303,751,696	1,101,330,463	774,696,585	5,751,213,136	20,993,425,453
Total Financial Liabilities	11,986,280,476	723,966,423	254,887,974	164,564,496	4,323,629,622	17,453,328,991
Net Amount	76,153,097	579,785,273	846,442,489	610,132,089	1,427,583,514	3,540,096,462

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2024. The percentage change budgeted by the Group for fiscal year 2024 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	6,957,793	0.4%
Increase in Interest Rate	100 bp	(5,584,201)	(0.4)%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2024, and December 31, 2023, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.24
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,612,532,417	3,964,361	3,429,953	28,715,471	10,811,973	1,659,454,175
Derivative Financial Instruments	4,517,903	—	—	—	—	4,517,903
Other Financial Assets	2,080,673,527	1,345,304	1,630,401	39,831,238	—	2,123,480,470
Loans and Other Financing	21,178,320,272	6,047,194,138	2,673,873,511	4,254,490,361	876,621,826	35,030,500,108
Other Debt Securities	4,887,282,203	947,735	3,549,006	2,272,939	—	4,894,051,883
Financial Assets Pledged as Collateral	1,611,617,386	—	—	—	—	1,611,617,386
Investments in Equity Instruments	45,693,300	—	—	—	—	45,693,300
Liabilities
Deposits	19,531,301,819	692,117,510	61,829,509	2,782,679	—	20,288,031,517
Liabilities at fair value through profit or loss	9,777,215	—	—	—	—	9,777,215
Derivative Financial Instruments	5,918,362	1,976,666	434,672	—	—	8,329,700
Repurchase Transactions	423,095,209	—	—	—	—	423,095,209
Other Financial Liabilities	3,133,719,258	638,170,232	4,913,784	1,878,682	4,858,328	3,783,540,284
Lease liabilities	17,406,132	3,986,313	5,178,544	39,040,187	591,042	66,202,218
Financing Received from the Argentine Central Bank and Other Financial Institutions	158,385,962	258,400,344	85,429,862	35,488,681	8,121,317	545,826,166
Debt Securities	19,343,298	539,550,630	259,609,853	457,677,744	—	1,276,181,525
Subordinated Debt Securities	11,109,935	—	11,109,935	301,153,719	—	323,373,589

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,388,188,441	23,178,533	49,252,613	5,222,465	—	1,465,842,052
Derivative Financial Instruments	83,434,720	—	—	—	—	83,434,720
Repurchase Transactions	2,874,410,596	—	—	—	—	2,874,410,596
Other Financial Assets	321,991,293	4,251,793	5,118,935	132,439,320	—	463,801,341
Loans and Other Financing	11,291,770,522	3,211,574,579	1,034,364,821	908,445,138	335,843,862	16,781,998,922
Other Debt Securities	4,563,976,236	3,794,755	4,262,513	15,174,279	—	4,587,207,783
Financial Assets Pledged as Collateral	1,020,304,979	—	—	—	—	1,020,304,979
Investments in Equity Instruments	22,785,410	—	—	—	—	22,785,410
Liabilities
Deposits	13,352,813,359	416,122,854	51,639,567	170,980	—	13,820,746,760
Liabilities measured at Fair Value trough Profit or Loss	116,994,621	—	—	—	—	116,994,621
Derivative Financial Instruments	28,935,340	—	—	—	—	28,935,340
Repurchase transactions	55,196,186	—	—	—	—	55,196,186
Other Financial Liabilities	2,574,550,563	371,440,230	6,725,569	20,201,037	8,315,272	2,981,232,671
Lease Liabilities	1,911,841	4,964,931	6,626,616	15,890,287	17,199,835	46,593,510
Financing Received from the Argentine Central Bank and Other Financial Institutions	148,163,460	204,205,594	56,545,961	10,463,776	—	419,378,791
Debt Securities	37,677,027	166,251,001	45,372,502	18,584,005	—	267,884,535
Subordinated Debt Securities	35,755,791	—	18,625,864	506,240,111	—	560,621,766

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2024, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.24
AAA	—	—	—	—	—	29,251,662	14,865,256	44,116,918
AAA(arg)	—	—	—	—	—	—	22,719,422	22,719,422
Aaa.ar	—	—	—	—	—	—	22,901,300	22,901,300
AA+	—	—	—	—	—	—	12,409,943	12,409,943
AA+(arg)	—	—	—	—	—	—	2,735,592	2,735,592
AA+.ar	—	—	—	—	—	—	65,071	65,071
AA(arg)+	—	—	—	—	—	—	4,422,185	4,422,185
AA	—	—	—	—	—	—	10,763,771	10,763,771
AA(arg)	—	—	—	—	—	—	11,261,123	11,261,123
AA.ar	—	—	—	—	—	—	49,713	49,713
AA-	—	—	—	—	—	—	339,114	339,114
AA-(arg)	—	—	—	—	—	—	309,709	309,709
AA(arg)-	—	—	—	—	—	—	110,618	110,618
A+	—	—	—	—	—	—	3,320,671	3,320,671
A+.ar	—	—	—	—	—	—	877,859	877,859
A1(arg)	—	—	—	—	—	—	514,333	514,333
A1(arg)+	—	—	—	—	—	—	4,500,394	4,500,394
A1+	—	—	—	—	—	—	3,971,540	3,971,540
A-1.ar	—	—	—	—	—	—	4,442,374	4,442,374
A	—	—	—	—	—	—	136,743	136,743
A(arg)	—	—	—	—	—	—	3,652,410	3,652,410
A2(arg)	—	—	—	—	—	—	243,849	243,849
A-	—	—	—	—	—	—	305,058	305,058
A-(arg)	—	—	—	—	—	—	374,142	374,142
A-.ar	—	—	—	—	—	—	1,044,610	1,044,610
BBB+	—	—	—	—	—	—	312,877	312,877
BBB(arg)	—	—	—	—	—	—	3,070	3,070
BB(arg)	—	—	—	—	—	—	13,041	13,041
raB+	—	—	—	—	—	—	763,325	763,325
B	—	—	—	—	—	—	1,356	1,356
B-	—	—	—	—	—	—	121	121
BB-	—	—	—	—	—	—	9,617,685	9,617,685
CCC+	—	—	—	—	—	—	30	30
CCC	998,795,153	52,786,537	4,439,833	409,986,704	2,816,801	—	1,196,589	1,470,021,617
C(arg)	—	—	—	—	—	—	34,021	34,021
D(arg)	—	—	—	—	—	—	1,571,377	1,571,377
Total	998,795,153	52,786,537	4,439,833	409,986,704	2,816,801	29,251,662	139,850,292	1,637,926,982
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	47,729	—	—	—	37,629,548	29,951,455	67,628,732
AA+	—	—	5,416,510	—	—	—	1,183,234	6,599,744
AA	—	150,659	—	—	—	—	16,022,112	16,172,771
AA-	1,235,871	—	—	—	—	—	403,961	1,639,832
A+	—	—	—	—	—	—	6,137,109	6,137,109
A1	—	—	—	—	—	—	286,908	286,908
A	—	—	—	—	—	—	3,653,846	3,653,846
A2	—	—	—	—	—	—	633,612	633,612
A-	—	1,829,721	—	—	—	—	1,482,762	3,312,483
BBB-	—	2	—	—	—	—	—	2
B1	—	400,739	—	—	—	—	—	400,739
BB-	—	—	—	—	—	—	1,535,383	1,535,383
CCC	1,292,826,374	—	—	14,767,400	—	—	100,085	1,307,693,859
Total	1,294,062,245	2,428,850	5,416,510	14,767,400	—	37,629,548	61,390,467	1,415,695,020

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2025(*)	QII - 2025 (*)	QIII - 2025 (*)	QIV - 2025 (*)
GDP	Base	3.7%	7.1%	5.0%	5.9%
	Optimistic	4.2%	8.1%	6.6%	8.0%
	Pessimistic	1.6%	2.9%	-1.1%	-2.2%
Unemployment Rate	Base	-8.6%	-7.5%	-2.9%	-1.7%
	Optimistic	-13.8%	-12.7%	-8.5%	-7.3%
	Pessimistic	17.5%	19.0%	24.8%	26.4%
Real Salary	Base	14.8%	7.1%	4.9%	4.9%
	Optimistic	16.7%	9.0%	7.3%	8.1%
	Pessimistic	12.4%	1.1%	-4.2%	-7.1%
Badlar rate	Base	-62.3%	-7.9%	-25.3%	-21.7%
	Optimistic	-74.0%	-37.8%	-50.7%	-49.7%
	Pessimistic	-52.9%	44.2%	22.4%	34.8%
Consumer Price Index (CPI)	Base	56.8%	40.5%	32.1%	27.3%
	Optimistic	53.6%	34.8%	24.1%	17.2%
	Pessimistic	68.5%	62.3%	64.2%	70.2%
(*) These variations were calculated based on annual basis.
Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	770,114,640	822,901,728
Retail, Retail like and Wholesale ECL	491,975,457	542,574,709
Naranja ECL	278,139,183	280,327,019

Scenario 2 (change in forecast GDP, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar rate	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		772,028,609
Retail, Retail like and Wholesale RCL		491,701,590
Naranja ECL		280,327,019

Summary of Maximum Exposure to Credit Risk on Assets
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	5,055,678,051	236,509,830	43,334,191	5,335,522,072	2,304,558,365
1-30	153,851,520	46,467,349	12,400,561	212,719,430	61,431,095
31-60	—	67,567,123	11,062,278	78,629,401	21,682,491
61-90	—	31,863,008	20,914,739	52,777,747	18,542,113
Default	—	—	147,804,163	147,804,163	92,233,104
Gross Carrying amount	5,209,529,571	382,407,310	235,515,932	5,827,452,813	2,498,447,168
Loss allowance	(192,983,328)	(43,835,122)	(162,435,036)	(399,253,486)	(168,883,878)
Net Carrying amount	5,016,546,243	338,572,188	73,080,896	5,428,199,327	2,329,563,290

	Retail like Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	2,479,696,821	46,949,559	8,795,349	2,535,441,729	1,543,394,521
1-30	27,307,566	6,776,854	2,889,626	36,974,046	23,873,747
31-60	—	3,303,944	542,063	3,846,007	7,033,508
61-90	—	2,206,064	1,233,492	3,439,556	4,764,892
Default	—	—	19,705,073	19,705,073	26,681,401
Gross Carrying amount	2,507,004,387	59,236,421	33,165,603	2,599,406,411	1,605,748,069
Loss allowance	(17,376,939)	(4,811,607)	(17,907,548)	(40,096,094)	(31,954,128)
Net Carrying amount	2,489,627,448	54,424,814	15,258,055	2,559,310,317	1,573,793,941

	Wholesale Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	8,202,413,407	2,159,631	—	8,204,573,038	9,767,905,362
B1	975,179,166	1,928,248	205,796	977,313,210	5,279,233
Default	—	—	30,435,827	30,435,827	3,217,119
Gross Carrying amount	9,177,592,573	4,087,879	30,641,623	9,212,322,075	9,776,401,714
Loss allowance	(39,714,862)	(396,441)	(12,514,574)	(52,625,877)	(25,422,072)
Net Carrying amount	9,137,877,711	3,691,438	18,127,049	9,159,696,198	9,750,979,642

	Naranja X
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	3,283,979,414	201,175,162	81,886	3,485,236,462	2,064,709,661
1-30	178,540,175	39,978,487	22,725	218,541,387	90,701,442
31-60	—	114,684,122	51,660	114,735,782	29,202,495
61-90	—	79,008,757	1,544,110	80,552,867	12,043,802
Default	—	—	140,391,180	140,391,180	43,280,851
Gross Carrying amount	3,462,519,589	434,846,528	142,091,561	4,039,457,678	2,239,938,251
Loss allowance	(118,205,072)	(70,925,317)	(89,008,794)	(278,139,183)	(100,716,060)
Net Carrying amount	3,344,314,517	363,921,211	53,082,767	3,761,318,495	2,139,222,191

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,803,486,492	480,743,358	20,328,515	2,304,558,365	1,025,423,990
1-30	31,011,243	26,941,130	3,478,722	61,431,095	28,044,026
31-60	—	19,049,243	2,633,248	21,682,491	10,270,944
61-90	—	12,884,280	5,657,833	18,542,113	7,158,059
Default	—	—	92,233,104	92,233,104	64,978,008
Gross Carrying amount	1,834,497,735	539,618,011	124,331,422	2,498,447,168	1,135,875,027
Loss allowance	(35,703,943)	(36,189,400)	(96,990,535)	(168,883,878)	(143,794,076)
Net Carrying amount	1,798,793,792	503,428,611	27,340,887	2,329,563,290	992,080,951

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,300,746,487	235,384,466	7,263,568	1,543,394,521	785,900,384
1-30	11,449,841	10,524,411	1,899,495	23,873,747	8,470,364
31-60	—	6,049,830	983,678	7,033,508	1,784,630
61-90	—	3,511,280	1,253,612	4,764,892	1,219,035
Default	—	—	26,681,401	26,681,401	10,257,597
Gross Carrying amount	1,312,196,328	255,469,987	38,081,754	1,605,748,069	807,632,010
Loss allowance	(6,336,174)	(5,517,265)	(20,100,689)	(31,954,128)	(19,473,872)
Net Carrying amount	1,305,860,154	249,952,722	17,981,065	1,573,793,941	788,158,138

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	9,589,854,319	178,051,043	—	9,767,905,362	2,366,514,431
B1	—	5,257,830	21,403	5,279,233	988,111
Default	—	—	3,217,119	3,217,119	3,362,314
Gross Carrying amount	9,589,854,319	183,308,873	3,238,522	9,776,401,714	2,370,864,856
Loss allowance	(18,093,721)	(5,050,252)	(2,278,099)	(25,422,072)	(11,581,608)
Net Carrying amount	9,571,760,598	178,258,621	960,423	9,750,979,642	2,359,283,248

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	2,052,871,581	11,838,080	—	2,064,709,661	779,945,789
1-30	87,321,354	3,380,088	—	90,701,442	37,208,191
31-60	—	29,202,495	—	29,202,495	11,169,781
61-90	—	12,043,802	—	12,043,802	5,846,970
Default	—	—	43,280,851	43,280,851	18,268,871
Gross Carrying amount	2,140,192,935	56,464,465	43,280,851	2,239,938,251	852,439,602
Loss allowance	(59,143,108)	(14,579,672)	(26,993,280)	(100,716,060)	(44,361,792)
Net Carrying amount	2,081,049,827	41,884,793	16,287,571	2,139,222,191	808,077,810

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	680,086,804	(10,299,271)	669,787,533	—
Documents	4,264,408,098	(15,056,631)	4,249,351,467	—
Mortgage Loans	344,863,307	(9,879,852)	334,983,455	935,617,587
Pledge Loans	431,716,236	(14,402,091)	417,314,145	535,947,621
Personal Loans	1,914,619,084	(220,551,970)	1,694,067,114	—
Credit Card Loans	6,693,176,924	(411,196,007)	6,281,980,917	—
Financial Leases	34,589,915	(966,110)	33,623,805	—
Other Financial Assets	1,524,757,678	(1,589,041)	1,523,168,637	—
Other Debt Securities	2,382,747,152	(15,617,434)	2,367,129,718	—
Financial Assets Pledged as Collateral	1,452,168,348	(74,170)	1,452,094,178	—
Others	1,955,505,431	(70,482,063)	1,885,023,368	2,056,610,739
Total as of December 31, 2024	21,678,638,977	(770,114,640)	20,908,524,337	3,528,175,947

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	385,400
50 to 60%	136,887
60 to 70%	102,035
70 to 80%	153,206
80 to 90%	19,515
90 to 100%	6,998
Higher than 100%	12,076
Total	816,117

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	35,703,943	36,189,400	96,990,535	168,883,878
Inflation effect	(38,747,483)	(23,967,307)	(66,521,066)	(129,235,856)
Financial instruments arising from business combinations (*)	4,165,446	—	1,704,014	5,869,460
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(681,734)	681,734	—	—
Transfer from Stage 1 to Stage 3	(569,196)	—	569,196	—
Transfer from Stage 2 to Stage 1	8,094,466	(8,094,466)	—	—
Transfer from Stage 2 to Stage 3	—	(995,582)	995,582	—
Transfer from Stage 3 to Stage 2	—	6,333,240	(6,333,240)	—
Transfer from Stage 3 to Stage 1	668,025	—	(668,025)	—
New Financial Assets Originated or Purchased	127,524,103	32,908,977	159,923,976	320,357,056
Changes in PDs/LGDs/EADs	57,433,490	5,664,071	3,197,330	66,294,891
Foreign exchange and other movements	5,142,509	1,476,384	145,620,342	152,239,235
Write-offs	(925,189)	—	(86,977,297)	(87,902,486)
Other movements with no P&L impact
Financial assets collected during the year	(4,825,052)	(6,361,329)	(86,066,311)	(97,252,692)
Loss Allowance as of December 31, 2024	192,983,328	43,835,122	162,435,036	399,253,486
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	6,336,174	5,517,265	20,100,689	31,954,128
Inflation effect	(5,671,114)	(3,454,874)	(11,812,626)	(20,938,614)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(98,262)	98,262	—	—
Transfer from Stage 1 to Stage 3	(25,424)	—	25,424	—
Transfer from Stage 2 to Stage 1	701,498	(701,498)	—	—
Transfer from Stage 2 to Stage 3	—	(129,627)	129,627	—
Transfer from Stage 3 to Stage 2	—	135,036	(135,036)	—
Transfer from Stage 3 to Stage 1	38,235	—	(38,235)	—
New Financial Assets Originated or Purchased	17,028,907	3,963,271	15,022,483	36,014,661
Changes in PDs/LGDs/EADs	1,153,345	376,182	503,866	2,033,393
Foreign exchange and other movements	(199,600)	602,212	27,141,598	27,544,210
Write-offs	—	—	(14,026,033)	(14,026,033)
Other movements with no P&L impact
Financial assets collected during the year	(1,886,820)	(1,594,622)	(19,004,209)	(22,485,651)
Loss Allowance as of December 31, 2024	17,376,939	4,811,607	17,907,548	40,096,094

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	18,093,721	5,050,252	2,278,099	25,422,072
Inflation effect	(12,437,485)	(2,584,768)	(1,206,992)	(16,229,245)
Financial instruments arising from business combinations (*)	1,983,307	—	3,655,977	5,639,284
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2)	2	—	—
Transfer from Stage 1 to Stage 3	(2)	—	2	—
Transfer from Stage 2 to Stage 1	216,624	(216,624)	—	—
Transfer from Stage 2 to Stage 3	—	(985,195)	985,195	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	59,312,937	129,499	6,435,318	65,877,754
Changes in PDs/LGDs/EADs	(1,110,296)	258,816	(115,239)	(966,719)
Foreign exchange and other movements	(17,352,699)	(12,977)	4,087,549	(13,278,127)
Write-offs	(434,920)	—	(1,032,713)	(1,467,633)
Other movements with no P&L impact
Financial assets collected during the year	(8,556,323)	(1,242,564)	(2,572,622)	(12,371,509)
Loss Allowance as of December 31, 2024	39,714,862	396,441	12,514,574	52,625,877
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	59,143,108	14,579,672	26,993,280	100,716,060
Inflation effect	(47,059,353)	(17,086,577)	(21,017,656)	(85,163,586)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,736,158)	1,736,158	—	—
Transfer from Stage 1 to Stage 3	(1,732,449)	—	1,732,449	—
Transfer from Stage 2 to Stage 1	3,901,752	(3,901,752)	—	—
Transfer from Stage 2 to Stage 3	—	(718,460)	718,460	—
Transfer from Stage 3 to Stage 2	—	3,877	(3,877)	—
Transfer from Stage 3 to Stage 1	148,601	—	(148,601)	—
New Financial Assets Originated or Purchased	84,205,694	78,832,209	55,050,859	218,088,762
Changes in PDs/LGDs/EADs	99,705,954	9,108,483	46,218,795	155,033,232
Other movements with no P&L impact
Financial assets collected during the year	(78,372,077)	(11,628,293)	(20,534,915)	(110,535,285)
Loss Allowance as of December 31, 2024	118,205,072	70,925,317	89,008,794	278,139,183

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	101,601,213	76,932,007	130,047,924	308,581,144
Inflation effect	(71,761,718)	(66,067,982)	(140,693,083)	(278,522,783)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(4,147,317)	4,147,317	—	—
Transfer from Stage 1 to Stage 3	(1,999,301)	—	1,999,301	—
Transfer from Stage 2 to Stage 1	5,415,278	(5,415,278)	—	—
Transfer from Stage 2 to Stage 3	—	(3,156,285)	3,156,285	—
Transfer from Stage 3 to Stage 2	—	2,133,961	(2,133,961)	—
Transfer from Stage 3 to Stage 1	2,181,019	—	(2,181,019)	—
New Financial Assets Originated or Purchased	31,606,740	36,087,170	140,837,731	208,531,641
Changes in PDs/LGDs/EADs	(8,305,104)	(1,455,821)	(7,245,839)	(17,006,764)
Foreign exchange and other movements	(10,498,400)	8,377,081	21,193,983	19,072,664
Other movements with no P&L impact
Financial assets collected during the year	(8,388,467)	(15,392,770)	(47,990,787)	(71,772,024)
Loss Allowance as of December 31, 2023	35,703,943	36,189,400	96,990,535	168,883,878

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	32,837,065	6,286,180	20,311,431	59,434,676
Inflation effect	(21,477,554)	(7,038,381)	(25,998,231)	(54,514,166)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(949,455)	949,455	—	—
Transfer from Stage 1 to Stage 3	(200,097)	—	200,097	—
Transfer from Stage 2 to Stage 1	427,580	(427,580)	—	—
Transfer from Stage 2 to Stage 3	—	(191,953)	191,953	—
Transfer from Stage 3 to Stage 2	—	58,172	(58,172)	—
Transfer from Stage 3 to Stage 1	52,718	—	(52,718)	—
New Financial Assets Originated or Purchased	7,463,902	6,179,070	30,555,162	44,198,134
Changes in PDs/LGDs/EADs	350,723	102,112	(595,176)	(142,341)
Foreign exchange and other movements	(482,317)	1,053,368	3,837,446	4,408,497
Other movements with no P&L impact
Financial assets collected during the year	(11,686,391)	(1,453,178)	(8,291,103)	(21,430,672)
Loss Allowance as of December 31, 2023	6,336,174	5,517,265	20,100,689	31,954,128

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	20,696,903	3,139,978	1,996,308	25,833,189
Inflation effect	(18,141,982)	(5,396,678)	(2,874,734)	(26,413,394)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(259,927)	259,927	—	—
Transfer from Stage 1 to Stage 3	(43,504)	—	43,504	—
Transfer from Stage 2 to Stage 1	679	(679)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	29,602,340	3,829,505	4,948,904	38,380,749
Changes in PDs/LGDs/EADs	(302,436)	55,581	(642,095)	(888,950)
Foreign exchange and other movements	(5,338,635)	4,333,194	121,151	(884,290)
Other movements with no P&L impact
Financial assets collected during the year	(8,119,717)	(1,170,576)	(1,314,939)	(10,605,232)
Loss Allowance as of December 31, 2023	18,093,721	5,050,252	2,278,099	25,422,072

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	57,973,137	24,275,846	38,999,548	121,248,531
Inflation effect	(64,454,343)	(21,899,377)	(32,811,439)	(119,165,159)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,006,703)	1,006,703	—	—
Transfer from Stage 1 to Stage 3	(1,195,369)	—	1,195,369	—
Transfer from Stage 2 to Stage 1	901	(1,036,781)	1,035,880	—
Transfer from Stage 2 to Stage 3	2,844,309	(2,845,456)	1,147	—
Transfer from Stage 3 to Stage 2	—	116,784	(116,784)	—
Transfer from Stage 3 to Stage 1	786,637	—	(786,637)	—
New Financial Assets Originated or Purchased	23,820,138	7,055,548	10,275,265	41,150,951
Changes in PDs/LGDs/EADs	37,137,162	16,802,432	36,470,179	90,409,773
Foreign exchange and other movements	7,541,549	1,213,952	1,090,305	9,845,806
Other movements with no P&L impact
Financial assets collected during the year	(4,304,310)	(10,109,979)	(28,359,553)	(42,773,842)
Loss Allowance as of December 31, 2023	59,143,108	14,579,672	26,993,280	100,716,060

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	83,828,149	143,659,981	220,297,617	447,785,747
Inflation effect	(52,100,513)	(68,956,447)	(107,813,528)	(228,870,488)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,846,004)	2,846,004	—	—
Transfer from Stage 1 to Stage 3	(1,497,113)	—	1,497,113	—
Transfer from Stage 2 to Stage 1	8,426,370	(8,426,370)	—	—
Transfer from Stage 2 to Stage 3	—	(4,096,578)	4,096,578	—
Transfer from Stage 3 to Stage 2	—	4,099,737	(4,099,737)	—
Transfer from Stage 3 to Stage 1	6,581,119	—	(6,581,119)	—
New Financial Assets Originated or Purchased	79,580,323	60,214,943	71,522,405	211,317,671
Changes in PDs/LGDs/EADs	6,711,093	8,204,981	(10,644,822)	4,271,252
Foreign exchange and other movements	(15,001,420)	(29,495,547)	11,292,031	(33,204,936)
Other movements with no P&L impact
Financial assets collected during the year	(12,080,791)	(31,118,697)	(49,518,614)	(92,718,102)
Loss Allowance as of December 31, 2022	101,601,213	76,932,007	130,047,924	308,581,144

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	3,696,953	19,523,186	37,422,987	60,643,126
Inflation effect	(9,638,855)	(8,429,311)	(17,534,814)	(35,602,980)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(78,115)	78,115	—	—
Transfer from Stage 1 to Stage 3	(19,694)	—	19,694	—
Transfer from Stage 2 to Stage 1	334,724	(334,724)	—	—
Transfer from Stage 2 to Stage 3	—	(90,205)	90,205	—
Transfer from Stage 3 to Stage 2	—	341,846	(341,846)	—
Transfer from Stage 3 to Stage 1	242,680	—	(242,680)	—
New Financial Assets Originated or Purchased	35,473,770	4,673,305	15,046,102	55,193,177
Changes in PDs/LGDs/EADs	5,213,509	1,294,991	(185,931)	6,322,569
Foreign exchange and other movements	(927,570)	(9,888,194)	(3,535,142)	(14,350,906)
Other movements with no P&L impact
Financial assets collected during the year	(1,460,337)	(882,829)	(10,427,144)	(12,770,310)
Loss Allowance as of December 31, 2022	32,837,065	6,286,180	20,311,431	59,434,676

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	21,013,024	4,588,248	10,464,738	36,066,010
Inflation effect	(10,086,835)	(2,372,940)	(3,460,051)	(15,919,826)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(17,323)	17,323	—	—
Transfer from Stage 1 to Stage 3	(5,322)	—	5,322	—
Transfer from Stage 2 to Stage 1	457,251	(457,251)	—	—
Transfer from Stage 2 to Stage 3	—	(338)	338	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	23,332,445	2,867,975	1,090,537	27,290,957
Changes in PDs/LGDs/EADs	(21,926)	(236,672)	(714)	(259,312)
Foreign exchange and other movements	(563,297)	468,044	1,026,801	931,548
Other movements with no P&L impact
Financial assets collected during the year	(13,411,114)	(1,734,411)	(7,130,663)	(22,276,188)
Loss Allowance as of December 31, 2022	20,696,903	3,139,978	1,996,308	25,833,189

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	81,427,563	18,033,003	38,685,444	138,146,010
Inflation effect	(46,264,993)	(14,675,933)	(25,925,106)	(86,866,032)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,674,717)	1,674,717	—	—
Transfer from Stage 1 to Stage 3	(2,008,101)	—	2,008,101	—
Transfer from Stage 2 to Stage 1	1,178,907	(1,178,907)	—	—
Transfer from Stage 2 to Stage 3	—	(1,787,898)	1,787,898	—
Transfer from Stage 3 to Stage 2	—	113,448	(113,448)	—
Transfer from Stage 3 to Stage 1	155,260	—	(155,260)	—
New Financial Assets Originated or Purchased	28,040,518	30,241,664	47,583,641	105,865,823
Changes in PDs/LGDs/EADs	(12,425,949)	(1,263,164)	(2,833,982)	(16,523,095)
Foreign exchange and other movements	13,939,294	(1,706,941)	6,271,521	18,503,874
Other movements with no P&L impact
Financial assets collected during the year	(4,394,645)	(5,174,143)	(28,309,261)	(37,878,049)
Loss Allowance as of December 31, 2022	57,973,137	24,275,846	38,999,548	121,248,531
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,834,497,735	539,618,011	124,331,422	2,498,447,168
Financial instruments arising from business combinations (*)	1,058,779,974	—	22,298,812	1,081,078,786
Transfers:
Transfers from Stage 1 to Stage 2	(20,478,179)	20,478,179	—	—
Transfers from Stage 1 to Stage 3	(11,745,829)	—	11,745,829	—
Transfers from Stage 2 to stage 1	164,807,061	(164,807,061)	—	—
Transfers from Stage 2 to Stage 3	(7,784,819)	(7,645,443)	15,430,262	—
Transfers from Stage 3 to Stage 2	274,441	9,087,086	(9,361,527)	—
Transfers from Stage 3 to Stage 1	1,120,938	—	(1,120,938)	—
Financial assets derecognized during the period other than write-offs	(146,883,693)	(48,685,282)	(43,785,184)	(239,354,159)
New financial assets originated or purchased	1,602,243,715	229,824,069	176,638,182	2,008,705,966
Financial instruments written off	—	—	(87,262,377)	(87,262,377)
Foreign exchange and other movements	1,726,766,633	96,355,879	93,838,205	1,916,960,717
Inflation Effect	(992,068,406)	(291,818,128)	(67,236,754)	(1,351,123,288)
Gross carrying amount as of December 31, 2024	5,209,529,571	382,407,310	235,515,932	5,827,452,813
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,312,196,328	255,469,987	38,081,754	1,605,748,069
Transfers:
Transfers from Stage 1 to Stage 2	(4,150,604)	4,150,604	—	—
Transfers from Stage 1 to Stage 3	(1,018,929)	—	1,018,929	—
Transfers from Stage 2 to Stage 1	31,657,841	(31,657,841)	—	—
Transfers from Stage 2 to Stage 3	—	(1,777,988)	1,777,988	—
Transfers from Stage 3 to Stage 2	—	293,435	(293,435)	—
Transfers from Stage 3 to Stage 1	97,386	—	(97,386)	—
Financial assets derecognized during the period other than write-offs	(442,949,752)	(75,203,527)	(14,576,194)	(532,729,473)
New financial assets originated or purchased	2,229,371,596	42,199,695	24,897,645	2,296,468,936
Financial instruments written off	—	—	(18,763,479)	(18,763,479)
Foreign exchange and other movements	91,418,565	3,916,772	21,713,879	117,049,216
Inflation Effect	(709,618,044)	(138,154,716)	(20,594,098)	(868,366,858)
Gross carrying amount as of December 31, 2024	2,507,004,387	59,236,421	33,165,603	2,599,406,411

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	9,589,854,319	183,308,873	3,238,522	9,776,401,714
Financial instruments arising from business combinations (*)	1,236,463,908	—	18,334,073	1,254,797,981
Transfers:
Transfers from Stage 1 to Stage 2	(1)	1	—	—
Transfers from Stage 1 to Stage 3	(34)	—	34	—
Transfers from Stage 2 to Stage 1	6,727,856	(6,727,856)	—	—
Transfers from Stage 2 to Stage 3	—	(8,950,476)	8,950,476	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(5,940,807,477)	(66,435,653)	(1,895,483)	(6,009,138,613)
New financial assets originated or purchased	11,911,287,391	1,604,393	7,174,941	11,920,066,725
Financial instruments written off	—	—	(968,805)	(968,805)
Foreign exchange and other movements	(2,439,869,745)	419,559	(2,440,786)	(2,441,890,972)
Inflation Effect	(5,186,063,644)	(99,130,962)	(1,751,349)	(5,286,945,955)
Gross carrying amount as of December 31, 2024	9,177,592,573	4,087,879	30,641,623	9,212,322,075
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	2,140,192,935	56,464,465	43,280,851	2,239,938,251
Transfers:
Transfers from Stage 1 to Stage 2	(13,865,182)	13,865,182	—	—
Transfers from Stage 1 to Stage 3	(41,587,443)	—	41,587,443	—
Transfers from Stage 2 to Stage 1	16,023,847	(16,023,847)	—	—
Transfers from Stage 2 to Stage 3	—	(2,694,398)	2,694,398	—
Transfers from Stage 3 to Stage 2	—	6,145	(6,145)	—
Transfers from Stage 3 to Stage 1	208,503	—	(208,503)	—
Financial assets derecognized during the period other than write-offs	(87,854,353)	(12,358,461)	(21,058,462)	(121,271,276)
New financial assets originated or purchased	2,505,351,186	422,507,917	95,734,223	3,023,593,326
Financial instruments written off	(22,736,677)	(917,066)	(573,834)	(24,227,577)
Inflation Effect	(1,033,213,227)	(26,003,409)	(19,358,410)	(1,078,575,046)
Gross carrying amount as of December 31, 2024	3,462,519,589	434,846,528	142,091,561	4,039,457,678

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,540,460,448	437,903,116	156,500,360	3,134,863,924
Transfers:
Transfers from Stage 1 to Stage 2	(89,143,415)	89,143,415	—	—
Transfers from Stage 1 to Stage 3	(19,035,138)	—	19,035,138	—
Transfers from Stage 2 to Stage 1	38,064,060	(38,064,060)	—	—
Transfers from Stage 2 to Stage 3	—	(11,070,364)	11,070,364	—
Transfers from Stage 3 to Stage 2	—	2,861,878	(2,861,878)	—
Transfers from Stage 3 to Stage 1	2,919,844	—	(2,919,844)	—
Financial assets derecognized during the period other than write-offs	(228,216,910)	(48,212,948)	(31,389,672)	(307,819,530)
New financial assets originated or purchased	675,737,654	276,658,794	76,130,922	1,028,527,370
Foreign exchange and other movements	631,590,306	127,680,754	5,010,606	764,281,666
Inflation Effect	(1,717,879,114)	(297,282,574)	(106,244,574)	(2,121,406,262)
Gross carrying amount as of December 31, 2023	1,834,497,735	539,618,011	124,331,422	2,498,447,168

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,123,944,757	116,718,334	32,374,804	2,273,037,895
Transfers:
Transfers from Stage 1 to Stage 2	(52,405,349)	52,405,349	—	—
Transfers from Stage 1 to Stage 3	(3,066,607)	—	3,066,607	—
Transfers from Stage 2 to Stage 1	13,104,942	(13,104,942)	—	—
Transfers from Stage 2 to Stage 3	—	(1,310,522)	1,310,522	—
Transfers from Stage 3 to Stage 2	—	111,642	(111,642)	—
Transfers from Stage 3 to Stage 1	155,924	—	(155,924)	—
Financial assets derecognized during the period other than write-offs	(440,674,753)	(16,143,126)	(7,649,793)	(464,467,672)
New financial assets originated or purchased	1,024,447,559	173,558,624	25,689,335	1,223,695,518
Foreign exchange and other movements	90,178,329	20,881,917	5,536,370	116,596,616
Inflation Effect	(1,441,898,312)	(79,237,451)	(21,978,525)	(1,543,114,288)
Gross carrying amount as of December 31, 2023	1,313,786,490	253,879,825	38,081,754	1,605,748,069

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	6,655,550,335	43,984,719	2,995,424	6,702,530,478
Transfers:
Transfers from Stage 1 to Stage 2	(20,980,390)	20,980,390	—	—
Transfers from Stage 1 to Stage 3	(898,123)	—	898,123	—
Transfers from Stage 2 to Stage 1	29,031	(29,031)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,498,418,226)	(8,334,453)	(35,590,202)	(1,542,342,881)
New financial assets originated or purchased	9,298,129,443	122,232,506	3,217,119	9,423,579,068
Foreign exchange and other movements	(325,254,354)	34,334,977	33,751,584	(257,167,793)
Inflation Effect	(4,518,303,397)	(29,860,235)	(2,033,526)	(4,550,197,158)
Gross carrying amount as of December 31, 2023	9,589,854,319	183,308,873	3,238,522	9,776,401,714

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,372,223,187	90,598,055	67,447,062	2,530,268,304
Transfers:
Transfers from Stage 1 to Stage 2	(16,847,017)	16,847,017	—	—
Transfers from Stage 1 to Stage 3	(18,460,947)	—	18,460,947	—
Transfers from Stage 2 to Stage 1	12,322,374	(12,322,374)	—	—
Transfers from Stage 2 to Stage 3	—	(3,873,224)	3,873,224	—
Transfers from Stage 3 to Stage 2	—	225,601	(225,601)	—
Transfers from Stage 3 to Stage 1	1,399,318	—	(1,399,318)	—
Financial assets derecognized during the period other than write-offs	(10,168,768)	(9,798,980)	(18,789,886)	(38,757,634)
New financial assets originated or purchased	1,410,173,742	36,293,353	19,702,717	1,466,169,812
Inflation Effect	(1,610,448,954)	(61,504,983)	(45,788,294)	(1,717,742,231)
Gross carrying amount as of December 31, 2023	2,140,192,935	56,464,465	43,280,851	2,239,938,251